Summary of Significant Accounting Policies - Additional Information (Detail)	Dec. 31, 2022 TWD-USD shares	Dec. 31, 2021 shares
Disclosure of subsidiaries [line items]
Convenience exchange rate | TWD-USD	30.73
Number of shares in entity held by entity	72,941,000	72,941,000
Bottom of range [member]
Disclosure of subsidiaries [line items]
Number of shares in entity held by entity	1
Percentage of total shares held in Subsidiaries	0.10%